SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
PartnerRe Ltd.
Reinsurance
For the years ended December 31, 2019, 2018 and 2017
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2019
Life reinsurance in force(1)	$—	$17,632,050	$359,376,352	$341,744,302	105%
Premiums earned
Life	$—	$22,559	$1,427,723	$1,405,164	102%
Accident and health	—	—	61,998	61,998	100%
P&C(2)	275,923	375,301	5,157,434	5,058,056	102%
Total premiums	$275,923	$397,860	$6,647,155	$6,525,218	102%

2018
Life reinsurance in force(1)	$—	$16,349,433	$349,064,323	$332,714,890	105%
Premiums earned
Life	$—	$24,025	$1,184,604	$1,160,579	102%
Accident and health	—	—	51,369	51,369	100%
P&C(2)	248,501	450,096	4,503,457	4,301,862	105%
Total premiums	$248,501	$474,121	$5,739,430	$5,513,810	104%

2017
Life reinsurance in force(1)	$—	$15,136,473	$295,171,940	$280,035,467	105%
Premiums earned
Life	$—	$18,094	$944,752	$926,658	102%
Accident and health	—	—	43,132	43,132	100%
P&C(2)	261,760	428,471	4,221,902	4,055,191	104%
Total premiums	$261,760	$446,565	$5,209,786	$5,024,981	104%

(1) Life reinsurance in force excludes products that do not pass risk transfer,
(2) P&C includes Specialty and U.S. health premiums.